CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net loss	$ (785)	$ (1,447)	$ (3,087)	$ (1,452)
Other comprehensive income (loss) that will not be reclassified to net loss:
Revaluations of property, plant and equipment	116	(293)	93	(291)
Actuarial (loss) gain on defined benefit plans	(2)	3	(2)	3
Deferred income tax expenses on above items	(40)	(5)	(38)	(5)
Equity-accounted investments	0	27	0	27
Total items that will not be reclassified to net loss	74	(268)	53	(266)
Other comprehensive income that may be reclassified to net loss:
Foreign currency translation	550	406	872	960
Gains (losses) arising during the period on financial instruments designated as cash-flow hedges	56	7	(148)	11
Unrealized loss on foreign exchange swaps – net investment hedge	(184)	(127)	(273)	(291)
Reclassification adjustments for amounts recognized in net loss	(14)	(19)	5	(19)
Deferred income tax recoveries on above items	14	11	27	15
Total items that may be reclassified subsequently to net loss	422	278	483	676
Other comprehensive income	496	10	536	410
Comprehensive loss	(289)	(1,437)	(2,551)	(1,042)
Comprehensive loss attributable to:
The partnership	(717)	(1,317)	(2,906)	(1,212)
Comprehensive loss	(289)	(1,437)	(2,551)	(1,042)
Non-controlling interests
Other comprehensive income that may be reclassified to net loss:
Comprehensive loss	(289)	(1,437)	(2,551)	(1,042)
Comprehensive loss attributable to:
Comprehensive loss	(289)	(1,437)	(2,551)	(1,042)
Participating non-controlling interests – in operating subsidiaries
Net loss	9	(37)	(104)	(47)
Other comprehensive income that may be reclassified to net loss:
Other comprehensive income	414	(89)	451	201
Comprehensive loss attributable to:
Non-controlling interests	423	(126)	347	154
Participating non-controlling interests – in a holding subsidiary held by the partnership
Net loss	(4)		(7)
Other comprehensive income that may be reclassified to net loss:
Other comprehensive income	9	6	15	16
Comprehensive loss attributable to:
Non-controlling interests	$ 5	$ 6	$ 8	$ 16